Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition Adjustments To Unaudited Pro Forma Condensed Combined Statements Of Operations
Schedule of estimated fair values

		Estimated Fair Value	Estimated Useful Life (years)		Amortization Expense - Year Ended December 31, 2025
Customer relationships	₩	2,457,000	9.8	₩	250,714
Backlog		2,884,000	5		576,800
Technology		4,716,000	7		673,714
Brand		1,643,000	Indefinite		-
Other intangible assets		1,022,547	5		246,414
Total	₩	12,722,547			1,747,642
Historical amortization					246,414
Incremental amortization				₩	1,501,228

Schedule of Play Company and its subsidiaries

	Derecognized net asset (liabilities) at their carrying amounts	Derecognized non-controlling interests at their carrying amounts	Fair value of considerations received	Gain on deconsolidation
Play Company and its subsidiaries	34,250,514	(13,070,905)	65,267,395	44,087,786

Schedule of solaire partners

	Derecognized net asset (liabilities) at their carrying amounts	Derecognized non-controlling interests at their carrying amounts	Fair value of considerations received	Gain on deconsolidation
Solaire Partners	(999,714)	-	1,680,427	2,680,141